Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 — SUBSEQUENT EVENTS

a)      Subsequent to September 30, 2024, the Company granted 32,000 Common Shares options to the CFO of the Company with an exercise price of CAD$15.00 per share for a period of ten years from date of grant. The options will vest over three years vesting on a quarterly basis.

b)      On November 13, 2024, the Company completed a public offering of Common Shares by issuing 8,695,653 Common Shares at a public offering price of $5.75 per share for gross proceeds of $50,000,005. In connection with the US public offering, the Company incurred underwriting fees of approximately $3.58 million.

c)      On November 13, 2024, as a result of the completion of the public offering, the Company’s convertible notes automatically converted pursuant to their terms into 801,413 Common Shares at a conversion price of $5.75 being the public offering price per share in the public offering. Additionally, the Company issued an additional 215,418 warrants exercisable to acquire 215,418 Common Shares at an exercise price of $7.19 per share and the exercise price of the Company’s existing 430,835 warrants issued in connection with the offering of the convertible notes was repriced from $10.55 per share to $7.19 per share.

NOTE 17 — SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events after the balance sheet date of December 31, 2023 through April 3, 2024, the date that the consolidated financial statements were available to be issued.

a)      On January 19, 2024, the Company completed the fifth and final closing of the Q2 2023 PP by issuing 678,630 units at a price of $5.50 for total gross proceeds of $3,732,467 (“Q2 2023 PP Tranche 5”). Each unit consists of one Common Share and one warrant with each warrant entitling the holder to purchase an additional Common Share of the Company at the initial pricing of $7.75 per share until January 19, 2027. In connection with the closing of Q2 2023 PP Tranche 2, the Company paid cash commissions of $342,320 and issued 41,493 agents warrants. Each agent warrant is exercisable into one Common Share of the Company at an exercise price of $7.75 until January 19, 2027. The Company also paid to certain finder’s aggregate cash commission of $48,858, being 6% of the gross proceeds raised under the offering from investors introduced to the Company by such finders.

b)      In January 2024, the Company paid Spartan the remaining consulting fee of $320,000 and issued 582,331 common shares to Spartan and its assignees pursuant to the Spartan Consulting Agreement.

c)      In January 2024, 10,913 Common Share options with an exercise price of CAD$5.50 per share were exercised on a cashless basis resulting in the issuance of 7,700 Common Shares.

d)      Effective April 1, 2024, the Company and NLS agreed to another amendment to the promissory note pursuant to which the interest rate was increased from 5.5% to 7% and the maturity date was extended from July 2024 to July 2025. Additionally, $300,000 was due on December 31, 2024 with the remaining principal balance due at maturity. (Note 7).

e)      Subsequent to the year ended December 31, 2023, 132,898 warrants originally issued on February 16, 2023, had their exercise price modified from CAD$9.75 to $7.23 and 243,903 warrants originally issued on March 15, 2023, had their exercise price modified from CAD$9.75 to $7.08. No change was made to any expiry dates.

f)      On November 5, 2024, a 1 for 25 reverse stock split of the Company’s common stock became effective. The Company’s issued and outstanding Class B Preferred Series A Shares, performance shares, stock options and warrants have been adjusted to reflect the reverse stock split in accordance with their respective terms. All share, other equity instruments and per share information in the accompanying consolidated financial statements and notes has been retroactively adjusted for the effects of the reverse split for all periods presented.